Fair Value Measurements (Tables)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Fair Value Measurements
Carrying Amounts And Estimated Fair Values Of Other Financial Instruments

	June 30, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Current assets:
Commercial paper	71,003	71,003	—	—
Long-term assets:
Auction-rate securities	17,505	17,505	17,332	17,332
Equity securities	3,700	3,700	6,177	6,177
Equity and cost method investments	38,503	n/a	34,677	n/a

	$130,711		$58,186

Current liabilities:
Acquisition-related contingent consideration – short-term	6,743	6,743	—	—
Current portion of 1.75% Convertible Senior Subordinated Notes Due 2015	288,856	322,211	—	—
Current portion of Term Loan Facility Due 2015	—	—	22,500	22,500
Current portion of Term Loan A Facility Due 2016	56,250	56,250	—	—
Current portion of Term Loan B Facility Due 2018	7,000	7,000	—	—
3.25% AMS Convertible Notes due 2036	94,960	94,960	—	—
4.00% AMS Convertible Notes due 2041	151,887	151,887	—	—
Current portion of other long-term debt	2,545	2,545	2,493	2,493
Derivative instruments	3,315	3,315	—	—
Long-term liabilities:
Acquisition-related contingent consideration – long-term	2,490	2,490	16,050	16,050
1.75% Convertible Senior Subordinated Notes Due 2015, less current portion, net	—	—	278,922	324,257
Term Loan Facility Due 2015, less current portion	—	—	377,500	380,038
Term Loan A Facility Due 2016, less current portion	1,443,750	1,434,600	—	—
Term Loan B Facility Due 2018, less current portion	693,000	696,430	—	—
7.00% Senior Notes Due 2019	500,000	507,935	—	—
7.00% Senior Notes Due 2020, net	388,921	403,084	386,716	403,308
7.25% Senior Notes Due 2022	400,000	402,896	—	—
Other long-term debt, less current portion	3,004	3,004	2,663	2,663
Minimum Voltaren® Gel royalties due to Novartis	25,837	25,837	38,922	38,922

	$4,068,558	$4,121,187	$1,125,766	$1,190,231

Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of June 30, 2011:
Assets:
Money market funds	$111,247	$—	$—	$111,247
Equity securities	3,700	—	—	3,700
Commercial paper	—	71,003	—	71,003
Auction-rate securities	—	—	17,505	17,505

Total	$114,947	$71,003	$17,505	$203,455

Liabilities:
Derivative instruments	—	3,315	—	3,315
Acquisition-related contingent consideration – short-term	—	—	6,743	6,743
Acquisition-related contingent consideration – long-term	—	—	2,490	2,490

Total	$—	$3,315	$9,233	$12,548

As of December 31, 2010
Assets:
Money market funds	149,318	—	—	149,318
Equity securities	6,177	—	—	6,177
Auction-rate securities	—	—	17,332	17,332

Total	$155,495	$—	$17,332	$172,827

Liabilities:
Acquisition-related contingent consideration – long-term	—	—	16,050	16,050

Total	$—	$—	$16,050	$16,050

Financial Assets Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Auction-rate Securities
Assets:
Balance at April 1, 2011	$17,409
Securities sold or redeemed	—
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	—
Unrealized gains included in other comprehensive income	96

Balance at June 30, 2011	$17,505

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Auction-rate Securities	Auction-rate Securities Rights	Total
Balance at April 1, 2010	$186,851	$13,749	$200,600
Securities sold or redeemed	(182,850)	—	(182,850)
Securities purchased or acquired	—	—	—
Transfers in and/or (out) of Level 3	—	—	—
Changes in fair value recorded in earnings	13,714	(13,749)	(35)
Unrealized gain included in other comprehensive loss	(20)	—	(20)

Balance at June 30, 2010	$17,695	$—	$17,695

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Auction-rate Securities
Assets:
Balance at January 1, 2011		$17,332
Securities sold or redeemed		—
Transfers in and/or (out) of Level 3		—
Changes in fair value recorded in earnings		—
Unrealized gains included in other comprehensive income		173

Balance at June 30, 2011		$17,505

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Auction-rate Securities	Auction-rate Securities Rights	Total
Balance at January 1, 2010	$207,334	$15,659	$222,993
Securities sold or redeemed	(205,050)	—	(205,050)
Securities purchased or acquired	—	—	—
Transfers in and/or (out) of Level 3	—	—	—
Changes in fair value recorded in earnings	15,420	(15,659)	(239)
Unrealized gain included in other comprehensive loss	(9)	—	(9)

Balance at June 30, 2010	$17,695	$—	$17,695

Financial Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at April 1, 2011	$(16,192)
Amounts (acquired) sold / (issued) settled, net	414
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	6,545

Balance at June 30, 2011	$(9,233)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at April 1, 2010	$(59,360)
Amounts (acquired) sold / (issued) settled, net	—
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	(230)

Balance at June 30, 2010	$(59,590)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Acquisition-related Contingent Consideration
Liabilities:
Balance at January 1, 2011		$(16,050)
Amounts (acquired) sold / (issued) settled, net		(413)
Transfers in and/or (out) of Level 3		—
Changes in fair value recorded in earnings		7,230

Balance at June 30, 2011		$(9,233)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Acquisition-related Contingent Consideration
Liabilities:
Balance at January 1, 2010	$(58,470)
Amounts (acquired) sold / (issued) settled, net	—
Transfers in and/or (out) of Level 3	—
Changes in fair value recorded in earnings	(1,120)

Balance at June 30, 2010	$(59,590)

Available-For-Sale Securities

	Available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
June 30, 2011:
Money market funds	$111,247	$—	$—	$111,247

Total included in cash and cash equivalents	$111,247	$—	$—	$111,247

Commercial paper	71,003	—	—	71,003

Total other short-term available-for-sale securities	$71,003	$—	$—	$71,003

Auction-rate securities	18,800	—	(1,295)	17,505
Equity securities	5,564	—	(1,864)	3,700

Long-term available-for-sale securities	$24,364	$—	$(3,159)	$21,205

Total available-for-sale securities	$206,614	$—	$(3,159)	$203,455

December 31, 2010:
Money market funds	$149,318	$—	$—	$149,318

Total included in cash and cash equivalents	$149,318	$—	$—	$149,318

Auction-rate securities	18,800	—	(1,468)	17,332
Equity securities	5,564	613	—	6,177

Long-term available-for-sale securities	$24,364	$613	$(1,468)	$23,509

Total available-for-sale securities	$173,682	$613	$(1,468)	$172,827

Amortized Cost And Estimated Fair Value Of Available-For-Sale Securitas By Contractual Maturities

	June 30, 2011		December 31, 2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Available-for-sale debt securities:
Due in less than 1 year	$71,003	$71,003	$—	$—
Due in 1 to 5 years	—	—	—	—
Due in 5 to 10 years	—	—	—	—
Due after 10 years	18,800	17,505	18,800	17,332
Equity securities	5,564	3,700	5,564	6,177

Total	$95,367	$92,208	$24,364	$23,509